Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 18,755	€ 22,354	€ 49,024	€ 32,150
Genmab [Member]
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			14,900
Denmark [Member] | Genmab [Member]
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	0	915	14,951	215
United States [Member] | Moderna [Member]
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	8,720	0	18,303	0
United States [Member] | BMS [Member]
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 10,035	€ 21,439	€ 15,770	€ 31,935